EARNINGS PER SHARE - Summary of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss) attributable to Altisource	$ 11,812	$ (67,156)
Weighted average common shares outstanding, basic (in shares)	15,839	15,598
Dilutive effect of stock options, restricted shares and restricted share units (in shares)	224	0
Weighted average common shares outstanding, diluted (in shares)	16,063	15,598
Earnings (loss) per share:
Basic (in USD per share)	$ 0.75	$ (4.31)
Diluted (in USD per share)	$ 0.74	$ (4.31)